Property and Equipment, Net (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Apr. 26, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 16	$ 23,235,143	$ 2,607,276
Solar transferred machinery		24,900,000
Loans drawn down		83,900,000
TOYO [Member]
Property and Equipment, Net [Line Items]
Solar transferred machinery		27,395,942
Unused line of credit		11,800,000
BIDV [Member]
Property and Equipment, Net [Line Items]
Loans drawn down		21,000,000	11,800,000	$ 100,000,000	$ 90,000,000
Repaid loans		69,000,000
Unused line of credit		69,000,000	$ 78,200,000
Buildings [Member] | BIDV [Member]
Property and Equipment, Net [Line Items]
Carrying value of collateralized debt		17,600,000
Machinery [Member] | BIDV [Member]
Property and Equipment, Net [Line Items]
Carrying value of collateralized debt		$ 73,600,000